Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Contingencies And Commitments [Abstract]
Summary of Provisions for Contingencies
The provisions for contingencies recorded are as follows:

	12.31.25	12.31.24
Other Contingencies	111,226,977	98,334,848
For Commercial Lawsuits/Legal matters	32,876,731	40,695,715
For Labor Lawsuits	4,689,679	1,119,283
For Claims and Credit Cards	200	263
For Other Contingencies	73,660,367	56,519,587
For Termination Benefits(*)	15,096,545	430,346,372
Difference for Dollarization of Judicial Deposits—Communication “A” 4686	156,183	144,954
Administrative, Disciplinary and Criminal Penalties	71	—
Total	126,479,776	528,826,174
(*)     As a result of the acquisition of the companies of GGAL Holdings S.A. (formerly HSBC Argentina Holdings S.A.), a merger by absorption process was carried out as described in Note 15, with the purpose of optimizing operations and resources, providing a unified service proposal to customers. The purpose of this process is to achieve operating efficiency, maximization of resources and market consolidation, with the main objective of creating a more agile and effective structure that responds to the challenges of the Argentine market. With this objective in mind, a restructuring plan was communicated to the employees, which had different stages of execution. Based on this plan, the Group made a provision for the Restructuring Plan for Ps.378,183,286 as of December 31, 2024, which was charged to income within the Personnel Benefits line.